Equity - Summary of Movements in Ordinary Share Capital (Details) $ in Thousands	3 Months Ended	9 Months Ended
	Mar. 31, 2021 USD ($) shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	$ 518,731	$ 581,397	$ 549,326
Transactions with owners in their capacity as owners:
Ending balance	$ 600,930	$ 517,127	$ 600,930
Issued Capital
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance, Shares | shares		648,696,070	583,949,612
Beginning balance		$ 1,163,153	$ 1,051,450
Transactions with owners in their capacity as owners:
Exercise of share options		$ 209	$ 8,539
Transfer to employee share trust, shares | shares			3,450,000
Share based compensation for services rendered, shares | shares		1,758,481	1,187,168
Share based compensation for services rendered		$ 1,698	$ 1,867
Transaction costs arising on share issue		$ 21	$ (1,176)
Total contributions of equity during the period, shares | shares		1,758,481	64,746,458
Total contributions of equity during the period		$ 1,928	$ 106,261
Share options reserve transferred to equity on exercise of options		$ 228	$ 4,477
Ending balance, Shares | shares	648,696,070	650,454,551	648,696,070
Ending balance	$ 1,162,188	$ 1,165,309	$ 1,162,188
Issued Capital | Placement Agreement
Transactions with owners in their capacity as owners:
Placement of shares under a share placement agreement, shares | shares			60,109,290
Placement of shares under a share placement agreement			$ 97,031